Schedule of Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Balance as of December 31, 2022	$ 6,916,095	$ 3,511,167
Goodwill		4,919,928
Less: Impairment charges		(1,515,000)	$ (1,224,671)
Balance as of March 31, 2023	6,916,095	6,916,095	3,511,167
Cumulative goodwill impairment charges		1,515,000
Sports Hub Gaming [Member]
Finite-Lived Intangible Assets [Line Items]
Balance as of December 31, 2022	4,919,928
Goodwill		4,919,928
Less: Impairment charges
Balance as of March 31, 2023	4,919,928	4,919,928
Cumulative goodwill impairment charges
Sports Gaming Client Services [Member]
Finite-Lived Intangible Assets [Line Items]
Balance as of December 31, 2022	381,000	381,000
Goodwill
Less: Impairment charges
Balance as of March 31, 2023	381,000	381,000	381,000
Cumulative goodwill impairment charges
Affiliate Marketing Services International [Member]
Finite-Lived Intangible Assets [Line Items]
Balance as of December 31, 2022	1,615,167	3,130,167
Goodwill
Less: Impairment charges		(1,515,000)
Balance as of March 31, 2023	1,615,167	1,615,167	$ 3,130,167
Cumulative goodwill impairment charges		$ 1,515,000